Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Cboe Vest U.S. Equity Buffer ETF - January

FT Cboe Vest U.S. Equity Deep Buffer ETF – January

FT Cboe Vest U.S. Equity Buffer ETF - February

FT Cboe Vest U.S. Equity Deep Buffer ETF – February

FT Cboe Vest U.S. Equity Buffer ETF - March

FT Cboe Vest U.S. Equity Deep Buffer ETF – March

FT Cboe Vest U.S. Equity Buffer ETF - April

FT Cboe Vest U.S. Equity Deep Buffer ETF – April

FT Cboe Vest U.S. Equity Buffer ETF - May

FT Cboe Vest U.S. Equity Deep Buffer ETF – May

FT Cboe Vest U.S. Equity Buffer ETF - June

FT Cboe Vest U.S. Equity Deep Buffer ETF – June

FT Cboe Vest U.S. Equity Buffer ETF – July

FT Cboe Vest U.S. Equity Deep Buffer ETF – July

FT Cboe Vest U.S. Equity Buffer ETF - August

FT Cboe Vest U.S. Equity Deep Buffer ETF – August

FT Cboe Vest U.S. Equity Buffer ETF – September

FT Cboe Vest U.S. Equity Deep Buffer ETF – September

FT Cboe Vest U.S. Equity Buffer ETF - October

FT Cboe Vest U.S. Equity Deep Buffer ETF – October

FT Cboe Vest U.S. Equity Buffer ETF - November

FT Cboe Vest U.S. Equity Deep Buffer ETF – November

FT Cboe Vest U.S. Equity Buffer ETF - December

FT Cboe Vest U.S. Equity Deep Buffer ETF – December

FT Cboe Vest Growth-100 Buffer ETF – March

FT Cboe Vest International Equity Buffer ETF – March

FT Cboe Vest Growth-100 Buffer ETF – June

FT Cboe Vest International Equity Buffer ETF – June

FT Cboe Vest Growth-100 Buffer ETF – December

FT Cboe Vest International Equity Buffer ETF – December

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June

(each a “Fund”)

Supplement To each Fund’s Prospectus AND STATEMENT OF ADDITIONAL INFORMATION

Dated July 21, 2021

Notwithstanding anything to contrary in each Fund’s prospectus or statement of additional information, dividends from net investment income and net realized capital gains of a Fund, if any, are declared and paid annually.

Please Keep this Supplement with your Fund Prospectus AND STATEMENT OF ADDITIONAL INFORMATION for Future Reference